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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            March 31

Date of reporting period:          July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Strategic Latin America Fund
Proxy Voting Record for the Period 7/1/11 - 6/30/12

Issuer	Ticher symbol	CUSIP	Meeting date	Brief description of vote	Proposed by management or a shareholder	Vote cast	TYPE OF VOTE	Mgmt Rec
Edelnor	EDELNOC1	PEP701011004	09/22/2011	APPROVAL OF THE FIFTH COMMERCIAL PAPER PROGRAM OF EDELNOR	MGM	YES	FOR	FOR

LAN Airlines	LAN	501723100	12/21/2011	APPROVE THE MERGER OF LAN AIRLINES AND SISTER HOLDCO II	MGM	NO+	NA	FOR
				APPROVE THE AUDITED FINANCIAL STATEMENTS OF LAN, SISTER HOLDCO AND HOLDCO II AS OF SEPTEMBER30,2011	MGM	NO+	NA	FOR
AND THE INFORME PERICIAL
				CHANGE OF THE CORPORATE NAME OF LAN AIRLINES S.A. TO LATAM AIRLINES GROUP S.A.	MGM	NO+	NA	FOR
				APPROVE THE BY-LAWS OF LATAM AIRLINES GROUP S.A. INCLUDING ANY AMENDMENTS THEREOF TO BE	MGM	NO+	NA	FOR
RESOLVED BY THE SHAREHOLDERS´ MEETING
				GRANT ALL NECESARY AUTHORIZATIONS AND POWERS OF ATTORNEY NEEDED TO CARRY OUT AND IMPLEMENT	MGM	NO+	NA	FOR
THE PROPOSED BUSINESS COMBINATION BETWEEN LAN AND TAM S.A.
				ADOPT ANY OTHER RESOLUTION NECESARY TO CARRY OUT AND IMPLEMENT THE PROPOSED BUSINESS	MGM	NO+	NA	FOR
COMBINATON BETWEEN LAN AND TAM S.A.
				APPROVE THE INCREASE OF THE CAPITAL OF LAN IN AN ADDITIONAL AMOUNT DETERMINED BY THE SHAREHOLDERS´	MGM	NO+	NA	FOR

CRESUD S.A.C.I.F	CRESUD	226406106	10/31/11	APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE MINUTES OF THE SHAREHOLDER MEETING	MGM	NO+	NA	FOR
				CONSIDERATION OF THE SET OF DOCUMENTS CORRESPONDING TO THE FISCAL YEAR ENDED 06/30/2011	MGM	NO+	NA	FOR
				CONSIDERATOIN OF THE PERFORMANCE OF THE BOARD OF DIRECTORS	MGM	NO+	NA	FOR
				CONSIDERATION OF THE PERFORMANCE OF THE SUPERVISORY COMMITTE	MGM	NO+	NA	FOR
				CONSIDERATION OF THE PROFIT FOR THE FISCAL YEAR ENDED ON 06/30/2011	MGM	NO+	NA	FOR
				CONSIDERATION OF THE COMPENSATION OF THE BOARD OF DIRECTORS FOR THE FISCAL YEAR ENDED ON 06-30-2011	MGM	NO+	NA	FOR
				CONSIDERATION OF THE COMPENSATION TO THE SUPERVISORY COMMITTE FOR THE FISCAL YEAR 06/30/2011	MGM	NO+	NA	FOR
				DETERMINATION OF THE NUMBER AND APPOINTMENT OF REGULAR DIRECTORS AND ALTERNATE DIRECTORS	MGM	NO+	NA	FOR
				APPOINTMENT OF CERTIFYING ACCOUNTANT FOR THE NEXT FISCAL YEAR AND DETERMINATION OF HIS COMPENSATI	MGM	NO+	NA	FOR
				UPDATING OF REPORT ON SHARED SERVICES AGREEMENT	MGM	NO+	NA	FOR
				DETERMINATION OF THE DESTINATION OF TREASURY SHARES	MGM	NO+	NA	FOR

GRUPO FINANCIERO	GFNORTEO	MXP370711014	02/17/2012	* DISCUSSION AND IF DEEMED APPROPRIATE, APPROVAL TO AMEND ART 2 OF THE CORPORATE BYLAWS OF THE	MGM	YES	FOR	FOR
BANORTE SAB DE CV				COMPANY, FOR THE PURPOSE OF OMITTING AS AN ENTITY THAT IS A MEMBER OF GRUPO FINANCIERO BANORTE
S.A.B. DE C.V., CASA DE BOLSA BANORTE S.A. DE C.V., GRUPO FINANCIERO BANORTE, BECAUSE OF ITS MERGER
IXE CASA DE BOLSA S.A. DE C.V, GRUPO FINANCIERO BANORTE AND AS A CONSEQUENCE, AUTHORIZATION
TO SIGN THE NEW SINGLE AGREEMENT OF RESPONSIBILITIES
				* DESIGNATION OF A DELEGATE OR DELEGATES TO FORMALIZE AND CARRY OUT, IF DEEMED APPROPRIATE,	MGM	YES	FOR	FOR
THE RESOLUTIONS PASSED BY THE GENERAL MEETING
				* PREPARATION, READING AND APPROVAL OF THE MEETING MINUTES	MGM	YES	FOR	FOR

GRUPO FINANCIERO	GFNORTEO	MXP370711014	02/17/2012	* DISCUSSION AND, IF DEEMED APPROPRIATE, APPROVAL OF A PROPOSAL TO PAY A CASH DIVIDEND IN THE	MGM	YES	FOR	FOR
BANORTE SAB DE CV				AMOUNT OF MXN 0.17 PER SHARE
				* DISCUSSION AND, IF DEEMED APPROPRIATE, APPROVAL TO MODIFY THE FUNCTIONING OF THE REGIONAL COUNCIL	MGM	YES	FOR	FOR
				* DESIGNATION OF A DELEGATE OR DELEGATES TO FORMALIZE AND CARRY OUT, IF DEEMED APPROPRIATE	MGM	YES	FOR	FOR
THE RESOLUTIONS PASSED BY THE GENERAL MEETING
				* PREPARATION, READING AND APROVAL OF THE GENERAL MEETING MINUTES	MGM	YES	FOR	FOR

BANCO DA VIVIENDA	PFDAVVND	COB51PA00076	6/3/2012	* VERIFICATION OF THE QUORUM	NON-VOTING	NO++	NA	FOR
				* READING AND APPROVAL OF THE AGENDA	NON-VOTING	NO++	NA	FOR
				* APPOINTMENT OF THE CHAIRPERSON AND SECRETARY OF THE MEETING	NON-VOTING	NO++	NA	FOR
				* MANAGEMENT REPORT FROM THE BOARD OF DIRECTORS AND FROM PRESIDENT	NON-VOTING	NO++	NA	FOR
				* INTERNAL CONTROL SYSTEM REPORT	NON-VOTING	NO++	NA	FOR
				* CORPORATE GOVERNANCE COMMITTEE REPORT	NON-VOTING	NO++	NA	FOR
				* OPINION OF THE AUDITOR REGARDING THE INDIVIDUAL FINANCIAL STATEMENTS CUT OFF DATE 12/31/2011	NON-VOTING	NO++	NA	FOR
				* CONSIDERATION OF THE INDIVIDUAL FINANCIAL STATEMENTS CUT OFF 12/31/2011	NON-VOTING	NO++	NA	FOR
				* CONSIDERATION OF THE CONSOLIDATED FINANCIAL STATEMENTS CUT OFF DATE 12/31/2012	NON-VOTING	NO++	NA	FOR
				* PROPOSAL FOR THE DISTRIBUTION OF PROFIT	NON-VOTING	NO++	NA	FOR
				* ELECTION OF THE AUDITOR	NON-VOTING	NO++	NA	FOR
				* ELECTION OF THE FINANCIAL CONSUMER DEFENDER	NON-VOTING	NO++	NA	FOR
				* PROPOSALS AND VARIOUS	NON-VOTING	NO++	NA	FOR
				* APPOINTMENT OF THE COMMISSION CHARGED WITH REVIEWING AND APPROVING THE MEETING MINUTES	NON-VOTING	NO++	NA	FOR

FERREYROS SA	FERREYC1	P3924F106	03/28/2012	EXAMINATION AND APPROVAL OF THE 2011 ANNUAL REPORT INCLUDES DISCUSSION OF THE FINANCIAL STATEMENTS	MGM	NO+++	NA	NA
				DISTRIBUTION OF PROFIT FOR THE 2011 FISCAL YEAR	MGM	NO+++	NA	NA
				CAPITALIZATION OF THE FREELY AVAILABLE PROFIT AND AMENDMENT OF ART 5 IN REF TO SHARE CAPITAL	MGM	NO+++	NA	NA
				DELEGATION TO THE BOARD OF DIRECTORS OF THE APPOINTMENT OF THE OUTSIDE AUDITOR 2012 FISCAL YEAR	MGM	NO+++	NA	NA
				APPROVAL OF THE PROPOSAL FOR A SIMPLE REORGANIZATION THROUGH THE SEPARATION OF TWO EQUITY	MGM	NO+++	NA	NA
BLOCKS TO BE CONTRIBUTED TO THE SUBSIDIARIES MOTORED S.A. AND MOTORINDUSTRIA S.A. INCLUDING THE
DETERMINATION OF THE DATE THIS WILL BECOME EFFECTIVE. CHANGE OF THE CORPORATE NAME OF
FERREYROS S.A.A. TO FERREYCORP S.A.A
				AMENDMENT OF ART 22,27 Y 40 OF THE CORPORATE BYLAWS IN REF TO THE DUTIES AND AUTHORITY OF THE	MGM	NO+++	NA	NA
GENERAL MEETING OF SHAREHOLDERS AND OF THE BOARD OF DIRECTORS
				* DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS RELATED TO TO THE EXECUTION OF THE SIMPLE	MGM	NO+++	NA	NA
REORGANIZATION PROCESS
				* APPROVAL SO THAT INDIVIDUALLY BOTH THE COMPANY AND THE SUBSIDIARY MOTORINDUSTRIAS S.A. ,	MGM	NO+++	NA	NA
FERREYROS S.A. CAN ISSUE BONDS, BOTH ON THE LOCAL MARKET AND ON THE FOREIGN ONE, TROUGH THE
PLACEMENT OF INSTRUMENTS REPRESENTATIVE OF DEBT, CORPORATE BONDS AND COMMERCIAL PAPER
AND DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS
				* DELEGATION OF AUTHORITY TO SIGN THE PUBLIC AND OR PRIVATE DOCUMENTS REGARDING THE RESOLUTIONS	MGM	NO+++	NA	NA
PASSED BY THIS GENERAL MEETING OF SHAREHOLDERS

CORPORACION	CORAREI1	PEP206015005	03/22/2012	* APPROVAL OF THE CORPORATE MANAGEMENT, FINANCIAL STATEMENT AND ANNUAL REPORT	NON-VOTING	NO++	NA	NA
ACEROS AREQUIPA				* DISTRIBUTION OR ALLOCATION OF PROFIT	NON-VOTING	NO++	NA	NA
				* CAPITAL INCREASE	NON-VOTING	NO++	NA	NA
				* AMENDMENT OF THE CORPORATE BYLAWS BY VARIATION OF SHARE CAPITAL, EQUITY AND OR SHARE INV ACCT	NON-VOTING	NO++	NA	NA
				* REPORT FROM THE OUTSIDE AUDITORS	NON-VOTING	NO++	NA	NA
				* CONFIRMATION OF APPOINTMENT OF MEMBERS OF THE BOARD OF DIRECTORS	NON-VOTING	NO++	NA	NA
				* APPOINTMENT OF OUTSIDE AUDITORS FOR THE 2012 FISCAL YEAR	NON-VOTING	NO++	NA	NA

EMPRESAS CMPC SA	CMPC	CL0000001314	04/27/2012	* TO VOTE REGARDING THE ANNUAL REPORT, ANNUAL FINANCIAL STATEMENTS AND REPORT FROM THE OUTSIDE	MGM	YES	FOR	FOR
AUDITORS FOR THE FISVAL YEAR THAT ENDED ON DECEMBER 31, 2011
				* TO VOTE REGARDING THE DISTRIBUTION OF THE PROFIT FROM THE FISCAL YEAR AND TE PAYMENT OF FINAL	MGM	YES	FOR	FOR
DIVIDEND NUMBER 254
				* TO REPORT REGARDING THE RESOLUTIONS OF THE BOARD OF DIRECTORS RELATED TO THE TRANSACTIONS	MGM	YES	FOR	FOR
REFERRED TO IN TITTLE XVI OF LAW NUMBER 18,046 ART 147 NUMBER THREE
				* TO DESIGNATE THE OUTSIDE AUDITORS AND RISK RATING AGENCIES	MGM	YES	FOR	FOR
				* TO ESTABLISH THE REMUNERATION OF THE BOARD OF DIRECTORS, TOGETHER WITH THE REMUNERATION AND	MGM	YES	FOR	FOR
BUDGET OF THE COMMITTE OF DIRECTORS FOR THE 2012 FISCAL YEAR
				* TO REPORT ON POLICIES AND PROCEDURES REGARDING PROFIT AND DIVIDENDS	MGM	YES	FOR	FOR
				* TO TAKE COGNIZANCE OF AND VOTE REGARDING ANY OTHER MATTER THAT IS WITHIN THE AUTHORITY OF THE	MGM	YES	FOR	FOR
ANNUAL GENERAL MEETING OF SHAREHOLDERS, IN ACCORDANCE WITH THE LAW AND THE CORPORATE BYLAWS

EMPRESA DE DISTRIB	EDELNOC1	PEP701011004	03-29-2012	* ELECTION OR REMOVAL OF MEMBERS OF THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
ELECTRICA DE LIMA				* APPROVAL OF THE CORPORATE MANAGEMENT, FINANCIAL STATEMENTS AND ANNUAL REPORT	MGM	YES	FOR	FOR
NORTE SA				* DIVIDEND POLICY	MGM	YES	FOR	FOR
				* DISTRIBUTION OR ALLOCATION OF PROFIT	MGM	YES	FOR	FOR
				* TO DELEGATE TO THE BOARD OF DIRECTORS THE AUTHORITY TO APPROVE THE INTERIM FINANCIAL STATEMENTS	MGM	YES	FOR	FOR
FOR THE 2012 FISCAL YEAR
				* TO DELEGATE TO THE BOARD OF DIRECTORS THE AUTHORITY TO RESOLVE ON THE PAYMENT OF DIVIDENDS	MGM	YES	FOR	FOR
AGAINST THE PROFIT THAT IS ERANED DURING THE 2012 FISCAL YEAR IN ACCORDANCE WITH THE APPROV DIV
				* TO DELEGATE TO THE BOARD OF DIRECTORS THE AUTHORITY TO DESIGNATE THE OUTSIDE AUDITORS FOR	MGM	YES	FOR	FOR
THE 2012 FISCAL YEAR

LUZ DEL SUR LIMA	LUSURC1	PEP702521001	03-29-2012	* ELECTION OR REMOVAL OF MEMBERS OF THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
				* APPROVAL OF THE CORPORATE MANAGEMENT, FINANCIAL STATEMENTS AND ANNUAL REPORT	MGM	YES	FOR	FOR
				* DIVIDEND POLICY	MGM	YES	FOR	FOR
				* DISTRIBUTION OR ALLOCATION OF PROFIT	MGM	YES	FOR	FOR
				* DESIGNATION OF OUTSIDE AUDITORS FOR THE 2012 FISCAL YEAR	MGM	YES	FOR	FOR
				* COMPENSATION FOR THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
				* DESIGNATION OF REPRESENTATIVES TO SIGN THE MINUTES	MGM	YES	FOR	FOR

GRAÑA Y MONTERO	GRAMONC1	PEP736581005	03-29-2012	* APPROVAL OF THE ANNUAL REPORT AND AUDITED INDIVIDUAL AND CONSOLIDATED FINANCIAL STATEMENT	MGM	YES	FOR	FOR
FOR THE 2011 FISCAL YEAR
				* APPROVAL OF THE 2011 ANNUAL CORPORATE GOVERNANCE REPORT	MGM	YES	FOR	FOR
				* ALLOCATION OF THE RESULTS FROM THE 2011 FISCAL YEAR	MGM	YES	FOR	FOR
				* COMPENSATION FOR THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
				* DESIGNATION OF OUTSIDE AUDITORS FOR THE 2012 FISCAL YEAR	MGM	YES	FOR	FOR
				* AMENDMENT OF THE OWN SHARE PORTFOLIO POLICY	MGM	YES	FOR	FOR
				* AMENDMENT OF ARTICLE 63 OF THE CORPORATE BYLAWS, CORPORATE GOVERNANCE RULES	MGM	YES	FOR	FOR
				* INCREASE OF THE SHARE CAPITALBY CAPITALIZATION OF THE ACCUMULATED RESULTS, INCREASE OF THE	MGM	YES	FOR	FOR
SHARE PAR VALUE AND CONSEQUENT AMENDMENT OF ART 5 OF THE CORPORATE BYLAWS

ALICORP	ALICORC1	PEP214001005	03/29/2012	* REVIEW AND APPROVAL OF THE ANNUAL REPORT AND INDIVIDUAL AND CONSOLIDATED FINANCIAL STATEMENTS	MGM	NO++	FOR	NA
FOR THE 2011 FISCAL YEAR
				* DESIGNATION OF OUTSIDE AUDITORS FOR 2012	MGM	NO++	FOR	NA
				* DETERMINATION OF THE COMPENSATION OF THE MEMBERS OF THE BOARD OF DIRECTORS	MGM	NO++	FOR	NA
				* TO VOTE REGARDING THE ALLOCATION OF PROFIT	MGM	NO++	FOR	NA

SALFACORP	SALFACOR	CL0000000449	03-30-2012	* THE ANNUAL REPORT. GENERAL BALANCE SHEET, FINANCIAL STATEMENTS AND REPORT OF EXTERNAL AUDITORS	MGM	YES	FOR	FOR
FOR THE PERIOD BETWEEN JANUARY 1st, 2011 AND DECEMBER 31st, 2011
				* TREATMENT OF P&L STATEMENTS OF THE PERIOD 2011	MGM	YES	FOR	FOR
				* DETERMINATION OF THE DIVIDENDS POLICY FOR THE YEAR 2012	MGM	YES	FOR	FOR
				* DETERMINATION OF THE REMUNERATION OF DIRECTORS	MGM	YES	FOR	FOR
				* DETERMINATION OF THE REMUNERATION OF THE COMMITTEE OF DIRECTORS AND ITS EXPENSE BUDGET	MGM	YES	FOR	FOR
				* APPOINTMENT OF EXTERNAL AUDITORS FOR THE PERIOD 2012 AND OF THE RATING AGENCIES	MGM	YES	FOR	FOR
				* THE REPORT ON: i) OPERATIONS WITH RELATED COMPANIES; ii) AGREEMENTS OF THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
IN RELATION TO THE KIND OF OPERATIONS REFERRED TO IN ART 44 OF THE LAW OF STOCK COMPANIES;
iii) EXPENSES OF THE BOARD OF DIRECTORS SUBMITTED IN THE ANNUAL REPORT
				* TO DECIDE THE NEWSPAPER ON WHICH THE CALLS FOR STOCKHOLDERS MEETING SHALLBE PUBLISHED	MGM	YES	FOR	FOR
* IN GENERAL TO BE AWARE AND ANALYZE THE MATTERS RELATED WITH THE MANAGEMENT AND ADMINISTRATION
OF THE CORPORATE BUSINESSES, AND TO ADOPT THE AGREEMENTS THAT SHALL BE DEEMED CONVENIENT
AND OF THE COMPETENCE OF THE GENERAL REGULAR STCKHOLDERS MEETING

BANCO DAVIVIENDA	PFDAVVND	COB51PA00076	03-28-2012	* VERIFICATION OF THE QUORUM	NON-VOTING	NO++	NA	NA
				* READING AND APPROVAL OF THE AGENDA	NON-VOTING	NO++	NA	NA
				* APPOINTMENT OF THE CHAIRPERSON AND SECRETARY OF THE GENERAL MEETING	NON-VOTING	NO++	NA	NA
				* APPROVAL OF THE UNDERTAKING OR AGREEMENT FOR MERGER BETWEEN BANCO DAVIVIENDA S.A. AND	NON-VOTING	NO++	NA	NA
CONFINACIERA S.A., COMPAÑÍA DE FINANCIAMIENTO AND THE EXCHANGE RATIO
				* APPOINTMENT OF THE COMMITTEE CHARGED WITH REVIEWING, APPROVING AND SIGNING THE GENERAL	NON-VOTING	NO++	NA	NA
MEETING MINUTES

GRUPO FINANCIERO	GFNORTEO	MXP370711014	04-27-2012	* PRESENTATION AND, IF DEEMED APPROPRIATE, APPROVAL OF THE REPORTS THAT ARE REFERRED TO IN PART	MGM	YES	FOR	FOR
BANORTE SAB DE CV				iv OF ART 28 OF THE SECURITIES MARKET LAW FOR THE FISCAL YEAR THAT ENDEDON DECEMBER 31,2011
				* ALLOCATION OF PROFIT	MGM	YES	FOR	FOR
				* DISCUSSION AND, IF DEEMED APPROPRIATE, APPROVAL OF A PROPOSAL FOR THE PAYMENT OF A CASH	MGM	YES	FOR	FOR
DIVIDEND IN THE AMOUNT OF MXN 0.18 PER SHARE
				* DESIGNATION OF THE MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY AND CLASSIFICATION OF THEIR	MGM	YES	FOR	FOR
INDEPENDENCE
				* DETERMINATION OF THE COMPENSATION FOR THE MEMBERS OF THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
				* DESIGNATION OF THE MEMBERS OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE	MGM	YES	FOR	FOR
				* REPORT FROM THE BOARD OF DIRECTORS REGARDING THE TRANSACTIONS EFFECTUATED WITH SHARES OF THE	MGM	YES	FOR	FOR
COMPANY DURING THE 2011 FISCAL YEAR, AS WELL AS THE DETERMINATION OF THE MAXIMUM AMOUNT OF FUNDS
THAT CAN BE ALLOCATED TO THE PURCHASE OF SHARES OF COMPANY FOR THE 2012 FISCAL YEAR
				* AUTHORIZATION TO CARRY OUT A RESTATEMENT OF THE CORPORATE BYLAWS	MGM	YES	FOR	FOR
				* DESIGNATION OF A DELEGATE OR DELEGATES TO FORMALIZE AND CARRY OUT, IF DEEMED APPROPRIATE, THE	MGM	YES	FOR	FOR
RESOLUTIONS PASSED BY THE GENERAL MEETING
				* PREPARATION, READING AND APPROVAL OF THE GENERAL MEETING MINUTES	MGM	YES	FOR	FOR

Bank of América	BAC	60505104	9/5/2012	* ELECTION OF DIRECTORS (Mukesh Ambani, Susan Bies, Frank Bramble, Virgis Colbert, Charles Gifford, Charles Holiday	MGM	NO	FOR	NA
Monica Lozano, Thomas May, Briam Moynihan, Donald Powell, Charles Rossotti, Robert Scully)
				* ADVISORY (NON-BINDING) ¨SAY ON PAY¨VOTE TO APPROVE EXECUTIVE COMPENSATION	MGM	NO+	FOR	NA
				* RATIFICATION OF THE APPOINTMENT OF THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM	MGM	NO+	FOR	NA
				* STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT EMPLOYMENT	MGM	NO+	AGAINST	NA
				* STOCKHOLDER PROPOSAL GRASSROOTS AND OTHER LOBBYING	MGM	NO+	AGAINST	NA
				* STOCKHOLDER PROPOSAL - EXECUTIVES TO RETAIN SIGNIFICANT STOCK	MGM	NO+	AGAINST	NA
				* STOCKHOLDER PROPOSAL - MORTGAGE SERVICING OPERATIONS	MGM	NO+	AGAINST	NA
				* STOCKHOLDER PROPOSAL - PROHIBITION ON POLITICAL SPENDING	MGM	NO+	AGAINST	NA

SOUTHERN COPPER	SCCO	84265V105	04-26-2012	* RATIFY THE AUDIT COMMITTEE´S SELECTION OF GALAZ, YAMAZAKI, RUIZ, URQUIZA. S.C., MEMBER FIRM OF	MGM	NO+	FOR	NA
CORPORATION				DELOITTE TOUCHE TOHMATSU LIMITED AS INDEPENDENT ACCOUNTANTS FOR 2012
				* APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION	MGM	NO+	FOR	NA

METLIFE INC	MET	59156R108	04-24-2012	* A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES (JOHN KEANE, CATHERINE KINNEY, HUGH PRICE	MGM	NO+	FOR	NA
KENTON SICCHITANO
				* RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2012	MGM	NO+	FOR	NA
				* ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY´S NAMED EXECUTIVE OFFICERS	MGM	NO+	FOR	NA

DESARROLLADORA	HXM	25030W100	04-27-2012	* DISCUSSION AND APPROVAL, AS THE CASE MAY BE, OF THE REPORTS THAT ARE PRESENTED BY THE BOARD	MGM	NO+	FOR	NA
HOMEX S.A.B DE CV				OF DIRECTORS OF THE COMPANY PURSUANT TO ART 28 SECT IV OF THE MEXICAN SECURITIES MARKET LAW
AND ARTICLE 172 OF THE GENERAL LAW OF MERCANTILE ENTITIES, INCLUDING THE FINANCIAL STATEMENTS OF THE
COMPANIES CONTROLLED BY IT, CORRESPONDING TO THE YEAR ENDED ON DECEMBER 31, 2011
				* RESOLUTION ON THE ALLOCATION OF PROFITS OBTAINED IN THE MENTIONED FISCAL YEAR	MGM	NO+	FOR	NA
				* DISCUSSION AND APPROVAL, AS THE CASE MAY BE, OF THE MAXIMUM AMOUNT OF FUNDS THAT MAY BE	MGM	NO+	FOR	NA
ALLOCATED FOR STOCK REPURCHASE
				* APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF THE MEMBERS OF THE BOARD OF DIRECTORS AND	MGM	NO+	FOR	NA
SECRETARY OF THE BOARD OF DIRECTORS OF THE COMPANY, AND DETERMINATION OF THEIR COMPENSATION
				* APPOINTMENT OR RATIFICATION, AS THE CASE MAY BE, OF THE CHAIRMAN OF THE AUDIT COMMITTEE, EXECUTIVE	MGM	NO+	FOR	NA
AND OF THE CORPORATE GOVERNANCE COMMITTEE AND, IF APPROPRIATE, APPOINTMENT OF THE OTHER
MEMBERS OF SUCH COMMITTEES
				* DESIGNATION OF SPECIAL DELEGATES WHO WILL FORMALIZE AND EXECUTE THE RESOLUTION ADOPTED AT	MGM	NO+	FOR	NA

+	Notification not received on time (LFL 01/09/2012 - CRESUD 01/20/2012 - BAC 05/21/2012 - SCCO 06/19/2012 - MET 06/19/2012 - HXM 06/25/2012)
++	No voting rights
+++	NO POA granted due to policy

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer

Date	August 2, 2012

* Print the name and title of each signing officer under his or her signature.